Related Party Transactions - Additional Information (Detail) - USD ($)				4 Months Ended		10 Months Ended
	Jul. 02, 2021	Jun. 29, 2021	Mar. 02, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period for services value						$ 25,000
Common stock shares outstanding						10,000
Repayments of Related Party Debt						$ 87,640
Repayment of advances from related party						87,640
Stock based compensation expense						$ 0
Director [Member]
Related Party Transaction [Line Items]
Number of shares granted					30,000
Fair value of shares granted					$ 214,160
Share price				$ 7.14	$ 7.14
Founder [Member] | Independent directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues						30,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding				6,250,000	6,250,000	6,250,000
Shares no longer subject to forfeiture				750,000	750,000
Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value			$ 25,000
Stock shares issued during the period for services shares			5,750,000
Stock Issued During Period, Shares, New Issues		575,000
Common stock shares outstanding		6,325,000
Common Stock, Shares, Subject to Forfeiture						825,000
Share based compensation shares forfeited during the period					75,000
Administration And Support Services [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month				$ 10,000		$ 12.00
Selling general and administrative expenses from transactions with related party						60,000
Selling general and administrative expenses accrued from transactions with related party						60,000
Advance From Related Party Loan [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties				$ 97,640	$ 97,640
Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 300,000
Debt instrument face value			$ 300,000
Working Capital Loans [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties						$ 0
Restriction On Transfer Of Sponsor Shares [Member] | Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price						20 days
Number of consecutive trading days for determining the share price					30 days
Waiting period after which the share trading days are considered						150 days